Income Taxes - Federal Statutory effective rate (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. Statutory federal rate	(34.00%)	(34.00%)
State income tax, net of federal benefits	(5.80%)	(5.80%)
Other permanent differences	2.40%	1.00%
Section 382 impairment	0.00%	8.50%
Bad Debt Deferred True Up	(0.10%)	0.00%
Deferred True Up	(6.30%)	0.00%
Change in valuation allowance	43.80%	30.30%
Income tax provision (benefit)	0.00%	0.00%